Leases (Details) ₪ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Jul. 25, 2024 USD ($)	May 31, 2019 USD ($)	Jan. 31, 2019 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ILS (₪)	Jul. 25, 2024 ILS (₪)	Jan. 31, 2019 ILS (₪)
Leases [Line Items]
Lease fees	$ 10	$ 2	$ 6			₪ 35	₪ 21
Lease term	5 years	6 months	1 year
Lease liability | ₪					₪ 3,059
Estimated liability of discount rate, percentage				6.83%
Source of Sound Ltd. [Member]
Leases [Line Items]
Lease liability | $				$ 844
Vehicles [Member]
Leases [Line Items]
Lease term				3 years